Salaries and social charges (Tables)	12 Months Ended
Dec. 31, 2020
Salaries and social charges [Abstract]
Salaries and social charges

	December 31, 2020	December 31, 2019

Profit sharing (i)	80,665	50,473
Salaries payable (ii)	—	8,045
Social charges	24,776	9,416
Payroll accruals	53,264	27,503
Payroll taxes (LTIP)	11,029	7,323
Other	5,464	4,053
	175,198	106,812